Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.7%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	$6,955	$ 7,443,873
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	6,575	6,950,548
Series B-1, 5.75%, 04/01/54	3,960	4,309,607
Homewood Educational Building Authority, Refunding RB, 5.00%, 12/01/47	2,785	2,823,128
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	7,000	7,464,202
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	9,000	9,437,146
		38,428,504
Arizona — 2.2%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	810	733,531
5.00%, 07/01/54	945	846,589
Series A, 5.00%, 07/01/49	1,675	1,475,522
Series A, 5.00%, 07/01/54	1,290	1,111,887
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	8,722,146
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(b)	1,620	1,471,391
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	855	767,961
Series A, 5.00%, 09/01/42	435	451,038
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	2,500	2,508,319
		18,088,384
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	4,100	3,982,546
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,462,386
		5,444,932
California — 9.9%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,038,627
Sustainability Bonds, 5.50%, 10/01/54	5,000	5,421,363
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	380	265,177
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,226,419
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.50%, 05/15/47	2,000	2,166,580
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 5.00%, 09/01/37	285	283,635
Sustainability Bonds, 4.00%, 12/01/56	495	360,665
Series A, Sustainability Bonds, 4.00%, 06/01/58	1,535	1,097,375
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,101,349
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,559,248
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/43(d)	3,975	3,886,879
Security	Par (000)	Value
California (continued)
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	$7,620	$ 4,500,971
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,160,193
0.00%, 08/01/36	10,000	6,319,427
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,875,069
Series C, Election 2004, 0.00%, 08/01/38	12,940	7,444,310
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,686,364
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,713,292
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,014
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	5,745	5,491,335
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	3,889,543
		80,497,835
Colorado — 3.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,707,974
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 4.00%, 11/15/46	11,820	11,403,229
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,666,764
5.25%, 11/01/52	2,750	2,916,649
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,615,241
STC Metropolitan District No. 2, Refunding GO, Series A, 5.00%, 12/01/38	1,285	1,282,349
		25,592,206
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,730	2,950,753
District of Columbia — 0.4%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,400	1,476,811
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,833,260
		3,310,071
Florida — 13.5%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	5,000	4,803,489
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,349,003
Series A, 5.00%, 06/01/55	1,475	1,240,985
Series A, 5.50%, 06/01/57	500	453,080
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	4,837,087
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,930	4,069,249
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	$5,000	$ 4,968,081
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,686,184
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	3,290	1,532,473
Series A, 0.00%, 09/01/42	1,150	476,994
Series A, 0.00%, 09/01/45	2,000	689,319
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	531,492
Series B, AMT, 5.00%, 10/01/40	2,865	2,916,406
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/48	1,750	1,836,495
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 10/01/44	8,500	8,214,486
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	3,127,120
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,790	8,207,284
(AGM), 5.75%, 09/01/54	1,400	1,547,209
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,190,785
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,085	1,036,124
AMT, 5.00%, 05/01/29	1,500	1,496,818
Florida Development Finance Corp., Refunding RB(b)
5.00%, 09/15/50	820	707,102
AMT, 07/15/32(a)(e)	2,980	3,075,431
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,356,162
Series A, AMT, 5.00%, 10/01/49	2,670	2,730,631
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,580,516
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	513,013
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	705	744,386
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,410	1,230,354
4.00%, 05/01/50	2,000	1,640,479
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	4,000	4,039,451
Palm Beach County School District, COP, Series B, 5.25%, 08/01/40	8,000	8,916,205
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	722,484
Seminole Improvement District, RB
5.00%, 10/01/32	230	224,239
5.30%, 10/01/37	260	251,245
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	1,895	2,000,284
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	789,501
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,690	1,729,722
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	730	736,847
Security	Par (000)	Value
Florida (continued)
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	$640	$ 578,991
4.13%, 05/01/38	630	567,030
		110,344,236
Georgia — 1.8%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	591,319
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,117,758
Series A, 5.00%, 06/01/53(a)	4,195	4,380,964
Series B, 5.00%, 07/01/53(a)	2,915	3,051,516
Series C, 5.00%, 09/01/53(a)	2,445	2,565,445
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,156,367
		14,863,369
Hawaii — 0.7%
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,000,218
AMT, 5.00%, 08/01/28	1,775	1,775,300
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	2,650	1,762,250
		5,537,768
Illinois — 11.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,955	4,187,028
Series A, 5.00%, 12/01/40	1,270	1,292,326
Series A, 5.00%, 12/01/41	1,000	1,014,481
Series A, 5.00%, 12/01/47	1,115	1,106,319
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,352,999
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,979,135
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,556,448
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	4,565	4,628,520
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,750	1,693,718
5.00%, 08/15/44	985	988,786
Series A, 5.00%, 10/01/40	7,630	7,690,602
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	2,785	2,995,954
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	13,748,328
Series A, (NPFGC), 0.00%, 12/15/34	41,880	27,598,298
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,685,698
State of Illinois, GO
5.25%, 02/01/33	5,860	5,866,034
5.25%, 02/01/34	5,360	5,365,656
Series B, 5.25%, 05/01/43	1,640	1,730,298
		95,480,628

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 0.4%
Avon Community School Building Corp., RB, 5.50%, 01/15/43	$1,500	$ 1,702,495
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,846,724
		3,549,219
Kentucky — 2.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	465,216
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	11,055	11,672,563
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.60%, 07/01/39(d)	8,225	9,443,734
		21,581,513
Louisiana — 0.5%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,010	4,158,101
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	2,815	2,587,849
Massachusetts — 3.9%
Commonwealth of Massachusetts, GO
Series A, 5.25%, 01/01/44	10,000	10,634,136
Series C, 5.25%, 10/01/47	10,000	10,949,681
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	9,720	9,525,398
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,080	1,016,832
		32,126,047
Michigan — 6.6%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,684,283
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	2,335	2,458,133
Series A, 5.00%, 07/01/48	4,000	4,168,398
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,855	1,711,943
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/46	5,980	5,707,898
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,552,172
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	4,830	5,012,481
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	10,000	10,420,697
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,978,973
AMT, 5.00%, 12/31/43	9,940	9,797,177
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,395,167
		53,887,322
Minnesota — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	3,305	3,498,701
Security	Par (000)	Value
Nevada — 0.3%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	$375	$ 335,230
4.00%, 06/01/44	995	826,772
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,614,501
		2,776,503
New Jersey — 8.7%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,352,306
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(f)	3,205	3,258,776
Series WW, 5.25%, 06/15/25(f)	1,470	1,498,646
AMT, 5.13%, 01/01/34	1,930	1,931,352
AMT, 5.38%, 01/01/43	4,920	4,922,264
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,832,184
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,088,301
Series AA, 5.00%, 06/15/38	3,990	3,996,625
Series BB, 5.00%, 06/15/46	5,825	6,200,302
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	8,060,088
Series D, 5.00%, 06/15/32	1,825	1,840,359
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	6,409,734
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	11,097,125
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,265	5,632,417
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,490	4,589,686
Series A, 5.25%, 06/01/46	545	563,744
Sub-Series B, 5.00%, 06/01/46	2,495	2,518,080
		70,791,989
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	390,012
New York — 11.0%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,759,283
Series C, 5.00%, 08/01/43	2,585	2,737,903
Series D-1, 5.25%, 05/01/42	1,155	1,272,245
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,111,658
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	1,700	1,860,075
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,810,369
Series DD, 4.13%, 06/15/47	5,035	4,976,764
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	2,500	2,626,889
Series E-1, 4.00%, 02/01/42	3,325	3,284,061
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	7,996,610
Series C-1, Subordinate, 4.00%, 02/01/43	8,355	8,270,076
Series F-1, Subordinate, 4.00%, 02/01/38	1,700	1,733,867
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	$3,055	$ 3,056,908
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,488,568
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/42	540	537,631
Series E, 4.00%, 03/15/46	1,825	1,747,230
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,555	1,682,880
Series A, AMT, 5.25%, 01/01/50	2,360	2,361,365
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,275	3,450,323
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,798,355
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,646,663
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,606,079
Series A, 5.25%, 05/15/52	1,325	1,430,519
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	10,000	10,652,274
		89,898,595
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	11,470	10,396,916
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,597,711
		14,994,627
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	2,800	1,402,305
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,400	2,594,442
		3,996,747
Pennsylvania — 6.9%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	838,782
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	304,124
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/42	6,325	6,459,856
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	453,907
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	15,560	15,537,441
AMT, 5.75%, 06/30/48	1,645	1,780,731
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,575	10,322,646
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series B, 5.00%, 12/01/43	5,000	5,189,704
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	1,789,690
Series A-1, 5.00%, 12/01/41	5,550	5,666,213
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.00%, 12/01/40	2,165	2,180,412
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB (continued)
Series B, 5.25%, 12/01/44	$1,500	$ 1,648,516
Series C, 5.00%, 12/01/46	1,415	1,500,695
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,410,639
		56,083,356
Puerto Rico — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,301,240
Series A-1, Restructured, 5.00%, 07/01/58	3,202	3,187,569
Series A-2, Restructured, 4.78%, 07/01/58	214	207,535
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,313,649
Series B-1, Restructured, 4.75%, 07/01/53	937	913,171
Series B-1, Restructured, 5.00%, 07/01/58	14,927	14,946,697
Series B-2, Restructured, 4.33%, 07/01/40	12,433	12,125,153
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,224,016
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	13,259	4,131,518
		40,350,548
South Carolina — 5.7%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,683,992
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	5,000	5,137,135
7.50%, 08/15/62(b)	1,290	1,188,530
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(f)	6,530	6,644,504
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,811,415
Series A, 5.50%, 12/01/54	11,450	11,452,238
South Carolina Public Service Authority, Refunding RB
5.00%, 12/01/38	5,870	5,871,724
Series B, 5.00%, 12/01/51	5,575	5,754,057
		46,543,595
Tennessee — 0.5%
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	2,085,029
Series B, AMT, 5.50%, 07/01/42	2,000	2,210,469
		4,295,498
Texas — 12.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,420	1,415,898
7.88%, 11/01/62	1,195	1,194,634
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.25%, 03/01/49	3,410	3,694,081
Series A, 4.00%, 03/01/44	9,540	9,189,096
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	635	616,803
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,295	1,297,028
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	727,578
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	706,924

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas, Refunding GO, Series A, 5.25%, 03/01/42	$695	$ 772,024
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Junior Lien, 5.00%, 02/01/44	4,500	4,803,552
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	1,320	1,290,374
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	4,240	4,524,421
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	8,075	7,835,180
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	2,500	2,322,438
Hays Consolidated Independent School District, GO, (PSF), 5.00%, 02/15/48	8,000	8,500,255
Houston Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	10,000	10,282,503
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	300	321,197
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	5,000	4,728,509
Lake Travis Independent School District, GO, 4.00%, 02/15/48	3,100	2,898,772
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(f)	9,685	4,920,472
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	5,810	3,347,458
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,385	1,247,041
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	9,080	9,511,456
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,025	970,260
1st Lien, 5.00%, 10/01/48	2,195	2,347,962
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	3,000	3,264,481
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	960	863,252
Series A, 5.00%, 07/01/53	1,180	1,225,048
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	720,534
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,744,071
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	2,540	2,377,087
		101,660,389
Utah — 2.5%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,604,540
Series A, AMT, 5.00%, 07/01/42	1,000	1,016,340
Series A, AMT, 5.00%, 07/01/43	3,490	3,542,324
Series A, AMT, 5.00%, 07/01/48	3,140	3,178,541
Series A, AMT, 5.25%, 07/01/48	8,430	8,686,734
Utah Charter School Finance Authority, RB(b)
5.00%, 06/15/39	190	184,424
5.00%, 06/15/49	380	345,699
		20,558,602
Security	Par (000)	Value
Virginia — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$3,030	$ 2,814,708
Washington — 0.6%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,462,000
Wisconsin — 2.9%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	270	239,604
Class A, 5.00%, 06/15/41(b)	895	748,734
Class A, 5.00%, 06/15/51(b)	590	460,132
Class A, 6.00%, 06/15/52	450	407,185
Class A, 6.13%, 06/15/57	505	461,804
Public Finance Authority, Refunding RB(b)
5.00%, 09/01/39	100	88,003
5.00%, 09/01/49	845	678,345
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	7,660,091
4.00%, 12/01/46	5,130	4,886,749
4.00%, 12/01/51	3,000	2,776,138
Series A, 5.00%, 11/15/36	4,140	4,220,897
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,102,933
		23,730,615
Total Municipal Bonds — 123.2% (Cost: $977,460,743)		1,005,275,222
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama — 1.4%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,959,827
California — 2.7%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,821,756
State of California, Refunding GO, 5.00%, 04/01/45	10,500	11,070,495
		21,892,251
Florida — 3.1%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,544,114
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,632,754
		25,176,868
Illinois — 6.2%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,466,573
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,743,597
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	8,000	8,391,258
Series A, 5.00%, 01/01/46	10,470	11,109,112
		50,710,540
Nebraska — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,555,653
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 1.3%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	$10,000	$ 10,551,130
New York — 8.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	13,292,866
Series D-1, 5.50%, 11/01/45	5,900	6,593,694
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,276,748
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,510,582
5.00%, 03/15/43	10,000	10,824,422
5.00%, 03/15/44	8,280	8,901,350
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,735,454
		69,135,116
Ohio — 1.9%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,391,587
Texas — 1.2%
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	10,091,928
Washington — 5.1%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	15,500	15,644,072
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	11,361,724
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	14,321,722
		41,327,518
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.6% (Cost: $259,558,618)		265,792,418
Total Long-Term Investments — 155.8% (Cost: $1,237,019,361)		1,271,067,640

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(h)(i)	18,044,964	$ 18,046,769
Total Short-Term Securities — 2.2% (Cost: $18,045,908)		18,046,769
Total Investments — 158.0% (Cost: $1,255,065,269)		1,289,114,409
Other Assets Less Liabilities — 1.6%		12,701,371
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.9)%		(129,904,729)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.7)%		(356,145,242)
Net Assets Applicable to Common Shares — 100.0%		$ 815,765,809

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 9,536,835	$ 8,507,764 (a)	$ —	$ 1,578	$ 592	$ 18,046,769	18,044,964	$ 536,974	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,005,275,222	$ —	$ 1,005,275,222
Municipal Bonds Transferred to Tender Option Bond Trusts	—	265,792,418	—	265,792,418
Short-Term Securities
Money Market Funds	18,046,769	—	—	18,046,769
	$18,046,769	$1,271,067,640	$—	$1,289,114,409
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(128,389,982)	$—	$(128,389,982)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)
	$—	$(484,789,982)	$—	$(484,789,982)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
Portfolio Abbreviation (continued)
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
Schedule of Investments